UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	  Dworsky Alan Jacob, dba Mt. Auburn Management
Address:  Three Post Office Square
	  Suite 500
	  Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	 Suzanne E. Werber
Title:	 Associate
Phone:	 617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	January 23, 2006


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$135,528



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Aetna                          COM              00817Y108    15797   167500 SH       SOLE                            167500
Anadarko Petroleum             COM              032511107    11038   116500 SH       SOLE                            116500
Best Buy                       COM              086516101     6652   153000 SH       SOLE                            153000
Caremark Rx                    COM              141705103    12300   237500 SH       SOLE                            237500
Cognizant Technology Solutions COM              192446102    12894   256500 SH       SOLE                            256500
Genentech                      COM              368710406    15447   167000 SH       SOLE                            167000
Nucor Corp                     COM              670346105    13044   195500 SH       SOLE                            195500
SAP                            COM              803054204    11470   254500 SH       SOLE                            254500
Schlumberger Ltd               COM              806857108    20013   206000 SH       SOLE                            206000
Whole Foods Market             COM              966837106    16871   218000 SH       SOLE                            218000